WARRANTS	12 Months Ended
Dec. 31, 2021
WARRANTS
WARRANTS

19.    WARRANTS

Prior to the Business Combination, Aspirational issued 7,991,544 Public Warrants and 4,529,950 Private Warrants. Upon the Closing Date, Wheels Up assumed the Warrants. Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share. The Warrants become exercisable on the later of (a) 30 days after the completion of the Business Combination and (b) 12 months from the closing of the Aspirational initial public offering on September 25, 2020 and expire five years from the completion of the Business Combination or earlier upon redemption or liquidation.

Redemption of Warrants when the price of Class A common stock equals or exceeds $18.00:

Once the Warrants become exercisable, Wheels Up may redeem the outstanding Warrants (except as described below with respect to the Private Warrants):

●	in whole and not in part;
●	at a price of $0.01 per Warrant;
●	upon a minimum of 30 days’ prior written notice of redemption to each Warrant holder; and
●	if, and only if, the last reported Class A common stock sales price for any 20 trading days within a 30 trading day period ending on the third trading day prior to the date on which Wheels Up sends the notice of redemption to the Warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted).

Redemption of Warrants when the price of Class A common stock equals or exceeds $10.00:

Once the Warrants become exercisable, Wheels Up may redeem the outstanding Warrants:

●	in whole and not in part;
●	at $0.10 per Warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their Warrants on a cashless basis prior to redemption and receive that number of shares determined based on the redemption date and the fair market value of Class A common stock;
●	if, and only if, the Reference Value equals or exceeds $10.00 per share (as adjusted); and
●	if the Reference Value is less than $18.00 per share (as adjusted), the Private Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants.

The exercise price and number of shares issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the Public Warrants will not be adjusted for issuances of shares at a price below its exercise price. Additionally, in no event will Wheels Up be required to net cash settle the Public Warrants.

The Private Warrants are identical to the Public Warrants underlying the units sold in the Aspirational Initial Public Offering, except that the Private Warrants and the Class A common stock issuable upon the exercise of the Private Warrants were not transferable, assignable or salable until 30 days after the completion of the Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants will be exercisable on a cashless basis and be non-redeemable, except as described above, so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by Wheels Up and exercisable by such holders on the same basis as the Public Warrants.

In connection with the Business Combination, we filed a Registration Statement on Form S-1 that was declared effective by the SEC on August 24, 2021. This Registration Statement relates to the issuance of an aggregate of 12,521,494 shares of Class A common stock underlying the Warrants. As of December 31, 2021, there have not been any Warrants exercised and 12,521,494 remain outstanding.

The warrant agreement governing the Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the Warrants. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of ordinary shares, all holders of the Warrants would be entitled to receive cash for their Warrants (the “Tender Offer Provision”).

We evaluated the Warrants under ASC 815-40-15, which addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. We determined that the Private Warrants are not indexed to Class A common stock in the manner contemplated by ASC 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, we concluded the Tender Offer Provision included in the warrant agreement fails the classified as equity criteria as contemplated by ASC 815-40-25. As a result of the above, the Warrants are classified as derivative liabilities.